Convertible and Other Notes Payable – Related Party Officer and His Affiliates	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Debt Disclosure [Abstract]
CONVERTIBLE AND OTHER NOTES PAYABLE – RELATED PARTY OFFICER AND HIS AFFILIATES

NOTE 8 - CONVERTIBLE AND OTHER NOTES PAYABLE – RELATED PARTY OFFICER AND HIS AFFILIATES

Convertible Notes

The related party officer and his affiliates convertible notes balance consisted of the following at March 31, 2021 and September 30, 2020:

	March 31,	September 30,
	2021	2020
Principal	$-	$945,227
Premiums	-	846,085
Total	-	1,791,312
Current portion, including premiums	-	-
Long term	$-	$1,791,312

There was one non-convertible related party note as of March 31, 2021, which was issued by Howco for $50,000. The note carries a fixed amount of interest of $14,500 and weekly payments of interest and principal of $2,580. The principal balance at March 31, 2021 was $21,571.

Most of the related party convertible notes included a cross-default clause which in event of a default on another note holder’s note causes a default on the related party notes. The CEO has amended those notes effective September 30, 2020 to remove the clauses.

The Company has a $840,000 convertible note payable (“Note 1”) to a related party entity controlled by the Company’s CEO. Note 1 bear’s interest at an annual rate of 7% with an original maturity date of June 11, 2017, which has been extended to June 11, 2022, at which time all unpaid principal and interest is due. The holder of Note 1 has the option to convert the outstanding principal and accrued interest, in whole or in part, into shares of common stock at a conversion price equal to the volume weighted average price per share of common stock for the 30-day period prior to conversion.

On April 15, 2020, the Company amended the above Note 1 first issued to AIG and subsequently assigned to Pike Falls LLC (entities controlled by the Company’s CEO) in amount of $840,000, with a principal and accrued interest balance of $688,444, and $210,409, respectively at June 30, 2020. The amendment changes conversion terms, which now state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during the thirty days prior to conversion, increases the interest rate to 10%, and has a maturity date of January 7, 2022. The change in conversion terms has been treated as a debt extinguishment and the modified note is treated stock settled debt under ASC 480, and a put premium of $688,444 was recognized with a charge to loss on debt extinguishment. The principal balance was $377,194 and accrued interest was $221,232 at September 30, 2020. As of March 31, 2021, Note 1 principal has been fully converted or paid in cash long with accrued interest of $142,773, and the accrued interest balance was $81,597 as of March 31, 2021. $377,194 was recognized as a gain on extinguishment of debt during the six months ended March 31, 2021.

The Company has a convertible note payable (for an unspecified amount) with the Company’s CEO. This line of credit (“LoC”) bears interest at an annual rate of 7% with a maturity date of December 31, 2017, at which time all unpaid principal and interest was due. On December 15, 2017 the due date was extended to July 2, 2018 and then in July, 2018, the due date was extended to June 30, 2019, and on December 23, 2018 the maturity date of the LoC was extended to September 23, 2024. The holder of the LoC has the option to convert the outstanding principal and accrued interest, in whole or in part, into shares of common stock at a conversion price equal to the volume weighted average price per share of common stock for the 30-day period prior to conversion. This LoC is considered a stock settled debt in accordance with ASC 480 and the fixed monetary amount is equal to the principal amount based on the conversion formula. During the year ended September 30, 2020 the Company was advanced $64,940 and repaid $132,803, on this LoC. As of September 30, 2020, the LoC has not been converted, the balance was $99,142, and accrued interest was $31,260. During the six months ended March 31, 2021 the balance of the LoC principal was fully paid in cash and the balance of accrued interest was $32,900 as of March 31, 2021.

On July 2, 2019, the Company issued a convertible note payable (“Note 2”) to an affiliate of the Company’s CEO for a $15,000, cash loan. The funds were paid directly to a vendor to the Company. The note had an original maturity of June 9, 2020, however the note was amended effective September 30, 2020 and new maturity is May 31, 2022. The note bears interest at 10% and may be converted to the Company’s common stock at 50% of the lowest closing bid in the 20 trading days prior to notification of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $15,000 with a charge to interest expense for the note. The note principal was fully repaid during the six months ended March 31, 2021 and put premium of $15,000, was recognized as gain on debt extinguishment. Accrued interest was $2,155 at March 31, 2021 and $1,843, at September 30, 2020.

On September 13, 2019, the Company issued a convertible note payable to an entity controlled by the Company’s CEO for a $17,000, cash loan. The note had an original maturity of June 9, 2020, however the note was amended effective September 30, 2020 and the new maturity is May 31, 2022. The note bears interest at 10% and may be converted to the Company’s common stock at 50% of the lowest closing bid in the 20 trading days prior to notification of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium of $17,000 with a charge to interest expense for the notes. The note principal was fully repaid and put premium of $17,000, was recognized as gain on debt extinguishment during the six months ended March 31, 2021. Accrued interest was $2,152 at March 31, 2021 and $1,799, at September 30, 2020.

On December 30, 2018 the Company issued a promissory note to the CEO for a $400,000, cash loan. The note bears interest at 12% per annum, matures on January 7, 2024 and required monthly payment of principal of $5,000 with a balloon payment at maturity.

On April 14, 2020, the Company amended the above note first issued to Michael Bannon (the Company’s CEO) on December 30, 2018, in amount of $400,000, with a principal and interest balance of $367,500, and $76,619, respectively at September 30, 2020. The amendment adds conversion terms, which state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during thirty days prior to conversion, and reduces the interest rate to 10%, and extends the maturity date to January 7, 2024. The change in conversion terms has been treated as a debt extinguishment and the new note is considered a stock settled debt under ASC 480, and put premium of $367,500 has been recognized with a charge to interest expense. The note principal was fully repaid in cash during the six months ended March 31, 2021 and a gain on debt extinguishment was recognized for the premium upon receipt of cash repayments. The accrued interest balance was $83,113 at March 31, 2021 and $76,619 at September 30, 2020.

On January 19, 2019 the Company issued a, promissory note to the CEO for a $200,000, cash loan. The note bears interest at 12% per annum, matures on September 23, 2021 and requires monthly payments of $2,500 principal.

On April 14, 2020, the Company amended the note first issued to Michael Bannon (the Company’s CEO) on January 19, 2019, in amount of $200,000, with a principal and interest balance of $195,000, and $17,947. The amendment adds conversion terms, which state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during thirty days prior to conversion, and reduces the note interest rate to 10%, and extends the maturity date to April 15, 2026. The change in conversion terms has been treated as a debt extinguishment and the new note is considered a stock settled debt under ASC 480, and put premium of $195,000 has been recognized with a charge to loss on debt extinguishment. During 2020, $14,250 was repaid and $180,750 was converted to common stock. The note principal balance of $195,000 has been fully liquidated at March 31, 2021 and accrued interest was $20,855 as of March 31, 2021.

On July 1, 2019, Howco entered into a purchase order financing agreement with an entity controlled by the Company’s CEO (“Pike Falls”) for cash advances to Howco. The advances are to be for 100% of the face value of the purchase orders to be repaid with accounts receivable related to the sales of the products underlying the purchase orders. Pike Falls receives 4% of the purchase price for the first 45 days and .00086% per day thereafter on the unpaid balance.

On April 15, 2020, the Company issued a convertible note payable to Michael Bannon (the Company’s CEO) in the principal amount of $69,391, in replacement for the amounts owed to an entity controlled by Mr. Bannon (above) The new note interest rate is 10%, and it matures on January 31, 2022. The new note principal and interest may be converted into the Company’s common stock at 50% of the lowest closing bid price in the thirty days preceding the conversion notice. This issuance is treated as a debt extinguishment of the old note and the new note conversion terms have been treated as stock settled debt under ASC 480, and put premium of $69,391 has been recognized with a charge to interest expense. The principal and accrued interest were $69,391 and $5,332 respectively as of September 30, 2020. At March 31, 2021 the principal was fully paid in cash and $69,391 was recognized as gain on extinguishment of debt. Accrued interest was $6,206 at March 31, 2021.

On December 22, 2020 a non-convertible promissory note was issued to the CEO by Howco for $50,000 having weekly payments of $2,580 for twenty-five weeks, which include a total of $14,500 of interest. During the six months ended March 31, 2021, repayments of principal and interest of $36,200 were made reducing the principal balance to $21,571.

NOTE 9 -CONVERTIBLE NOTES PAYABLE – RELATED PARTY OFFICER AND HIS AFFILIATES

Convertible Notes

The related party officer and his affiliates convertible notes balance consisted of the following at September 30, 2020 and 2019:

	2020	2019
Principal	$945,227	$887,439
Premiums	846,085	32,000
Total	1,791,312	919,439
Current portion, including premiums	-	(64,000)
Long term	$1,791,312	$855,439

Most of the related party notes included a cross-default clause which in event of a default on another note holder's note causes a default on the related party notes. The CEO has amended those notes effective September 30, 2020 to remove the clauses.

The Company has a $840,000 convertible note payable ("Note 1") to a related party entity controlled by the Company's CEO. Note 1 bear's interest at an annual rate of 7% with an original maturity date of June 11, 2017, which has been extended to June 11, 2022, at which time all unpaid principal and interest is due. The holder of Note 1 has the option to convert the outstanding principal and accrued interest, in whole or in part, into shares of common stock at a conversion price equal to the volume weighted average price per share of common stock for the 30-day period prior to conversion.

On April 15, 2020, the Company amended the above Note 1 first issued to AIG and subsequently assigned to Pike Falls LLC (entities controlled by the Company's CEO) in amount of $840,000, with a principal and accrued interest balance of $688,444, and $210,409, respectively at June 30, 2020. The amendment changes conversion terms, which now state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during thirty days prior to conversion, increases the interest rate to 10%, and has a maturity date of January 7, 2022. The change in conversion terms has been treated as a debt extinguishment and the modified note is treated stock settled debt under ASC 480, and a put premium of $688,444 was recognized with a charge to loss on debt extinguishment. As of September 30, 2020, Note 1 has been partially converted and the principal balance was $377,194 and accrued interest was $221,323.

The Company has a convertible note payable (for an unspecified amount) with the Company's CEO. This line of credit ("LoC") bears interest at an annual rate of 7% with a maturity date of December 31, 2017, at which time all unpaid principal and interest was due. On December 15, 2017 the due date was extended to July 2, 2018 and then in July, 2018, the due date was extended to June 30, 2019, and on December 23, 2018 the maturity date of the LoC was extended to September 23, 2024. The holder of the LoC has the option to convert the outstanding principal and accrued interest, in whole or in part, into shares of common stock at a conversion price equal to the volume weighted average price per share of common stock for the 30-day period prior to conversion. During the year ended September 30, 2020 the Company was advanced $64,940 and repaid $132,803, on this LoC. As of September 30, 2020 and 2019, the LoC has not been converted, the balance was $99,142 and $166,995, and accrued interest was $31,260 and $21,838, respectively. This LoC is considered a stock settled debt in accordance with ASC 480 and the fixed monetary amount is equal to the principal amount based on the conversion formula.

On July 2, 2019, the Company issued a convertible note payable ("Note 2") to an affiliate of the Company's CEO for a $15,000, cash loan. The funds were paid directly to a vendor to the Company. The note had an original maturity of June 9, 2020, however the note was amended effective September 30, 2020 and new maturity is May 31, 2022. The note bears interest at 10% and may be converted to the Company's common stock at 50% of the lowest closing bid in the 20 trading days prior to notification of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $15,000 with a charge to interest expense for the note. The note principal and put premium were $15,000, and $15,000, at September 30, 2020 and 2019. Accrued interest was $1,843, at September 30, 2020.

On September 13, 2019, the Company issued a convertible note payable to an entity controlled by the Company's CEO for a $17,000, cash loan. The note had an original maturity of June 9, 2020, however the note was amended effective September 30, 2020 and the new maturity is May 31, 2022. The note bears interest at 10% and may be converted to the Company's common stock at 50% of the lowest closing bid in the 20 trading days prior to notification of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium of $17,000 with a charge to interest expense for the notes. The note principal and put premium were $17,000, and $17,000, at September 30, 2020 and 2019. Accrued interest was $1,799, at September 30, 2020.

On December 30, 2018 the Company issued a promissory note to the CEO for a $400,000, cash loan. The note bears interest at 12% per annum, matures on January 7, 2024 and required monthly payment of principal of $5,000 with a balloon payment at maturity.

On April 14, 2020, the Company amended the above note first issued to Michael Bannon (the Company's CEO) on December 30, 2018, in amount of $400,000, with a principal and interest balance of $367,500, and $76,619, respectively at September 30, 2020. The amendment adds conversion terms, which state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during thirty days prior to conversion, and reduces the interest rate to 10%, and extends the maturity date to January 7, 2024. The change in conversion terms has been treated as a debt extinguishment and the new note is considered a stock settled debt under ASC 480, and put premium of $367,500 has been recognized with a charge to interest expense.

On January 19, 2019 the Company issued a, promissory note to the CEO for a $200,000, cash loan. The note bears interest at 12% per annum, matures on September 23, 2021 and requires monthly payments of $2,500 principal.

On April 14, 2020, the Company amended the note first issued to Michael Bannon (the Company's CEO) on January 19, 2019, in amount of $200,000, with a principal and interest balance of $195,000, and $17,947. The amendment adds conversion terms, which state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during thirty days prior to conversion, and reduces the note interest rate to 10%, and extends the maturity date to April 15, 2026. The change in conversion terms has been treated as a debt extinguishment and the new note is considered a stock settled debt under ASC 480, and put premium of $195,000 has been recognized with a charge to loss on debt extinguishment. During 2020, $14,250 was repaid and $180,750 was converted to common stock. The note principal balance of $195,000 has been fully extinguished at September 30, 2020 and accrued interest was $20,855.

On July 1, 2019, the Company entered into a purchase order financing agreements with an entity controlled by the Company's CEO ("Pike Falls") for a cash advances to Howco. The advances are to be for 100% of the face value of the purchase orders to be repaid with accounts receivable related to the sales of the products underlying the purchase orders. Pike Falls receives 4% of the purchase price for the first 45 days and .00086% per day thereafter on the unpaid balance.

On April 15, 2020, the Company issued a convertible note payable to Michael Bannon (the Company's CEO) in the principal amount of $69,391, in replacement for the amounts owed to an entity controlled by Mr. Bannon (above) The new note interest rate is 10%, and it matures on January 31, 2022. The new note principal and interest may be converted into the Company's common stock at 50% of the lowest closing bid price in the thirty days preceding the conversion notice. This issuance is treated as a debt extinguishment of the old note and the new note conversion terms have been treated as stock settled debt under ASC 480, and put premium of $69,391 has been recognized with a charge to interest expense. The principal and accrued interest were $69,391 and $5,332 respectively as of September 30, 2020.